UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22222

               ROBECO-SAGE MULTI-STRATEGY TEI MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

ROBECO-SAGE MULTI-STRATEGY TEI MASTER FUND, L.L.C.

Quarterly Report (unaudited)

June 30, 2010

     Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C. (the "Master Fund")

                       Schedule of Investments (unaudited)

                                  June 30, 2010

                                                                                         %* OF
                                                                                       MEMBERS'
PORTFOLIO FUND                                               COST           VALUE       CAPITAL    LIQUIDITY**
--------------                                           ------------   ------------   --------   -------------
LONG/SHORT EQUITY:
Artha Emerging Markets Fund, Ltd.                         $ 2,200,000    $ 2,261,726      2.11%     Quarterly
Cobalt Offshore Fund                                        4,000,000      4,402,298      4.11%     Quarterly
Criterion Capital Partners, Ltd.                            2,803,714      3,367,128      3.14%      Monthly
Henderson Asia Pacific Absolute Return Fund, Ltd.           3,070,175      2,934,859      2.73%      Monthly
Highline Capital International, Ltd.                        3,700,969      3,988,821      3.72%     Quarterly
Ivory Offshore Flagship Fund, Ltd.                          3,436,922      3,968,121      3.70%     Quarterly
Kylin Offshore Fund, Ltd.                                   2,000,000      2,068,190      1.94%     Quarterly
Pennant Windward Offshore Fund                              4,666,547      4,888,120      4.56%     Quarterly
PFM Diversified Offshore Fund, Ltd.                         4,400,000      4,934,979      4.60%     Quarterly
Scopia PX International, Ltd.                               3,350,000      3,345,871      3.12%     Quarterly
                                                          -----------    -----------     -----
   TOTAL LONG/SHORT EQUITY                                 33,628,327     36,160,113     33.73%
                                                          -----------    -----------     -----
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.                 1,828,459      1,987,817      1.85%      Monthly
Elliott International, Ltd.                                 3,500,000      5,877,511      5.48%     Quarterly
Eton Park Overseas Fund, Ltd.                               3,144,805      4,071,773      3.80%     Annually
Fir Tree International Value Fund II, Ltd.                  2,242,713      2,634,993      2.46%     Quarterly
Magnetar Capital Fund, Ltd.                                 1,115,006      1,004,411      0.94%         +
Montrica Global Opportunities Fund                          1,023,933        875,854      0.82%     Annually
Octavian Global Fund, Ltd.                                    834,467        592,218      0.55%        ++
Owl Creek Overseas Fund, Ltd.                               3,150,000      3,402,745      3.18%     Quarterly
Perry Partners International, Inc.                          1,063,106      1,256,198      1.17%     Annually
Taconic Opportunity Offshore Fund, Ltd.                     2,674,725      2,796,795      2.61%     Quarterly
                                                          -----------    -----------     -----
   TOTAL EVENT DRIVEN                                      20,577,214     24,500,315     22.86%
                                                          -----------    -----------     -----
DISTRESSED:
Anchorage Capital Partners Offshore, Ltd.                   3,300,000      4,371,890      4.08%     Annually
Credit Distressed Blue Line Offshore Fund, Ltd.             2,000,000      2,174,596      2.03%     Quarterly
Greywolf Capital Overseas Fund                                 66,602         43,662      0.04%        ++
Matlin Patterson Distressed Opportunities Fund, Ltd.          612,228        831,048      0.77%   Semi-Annually
Redwood Offshore Fund, Ltd.                                 2,660,000      4,128,245      3.85%    Bi-Annually
York Credit Opportunities Unit Trust                        1,500,000      1,723,888      1.61%   Semi-Annually
                                                          -----------    -----------     -----
   TOTAL DISTRESSED                                        10,138,830     13,273,329     12.38%
                                                          -----------    -----------     -----

               Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.

                                  June 30, 2010

                                                                                         %* OF
                                                                                       MEMBERS'
PORTFOLIO FUND                                               COST           VALUE       CAPITAL    LIQUIDITY**
--------------                                           ------------   ------------   --------   -------------
MACRO:
Brevan Howard Emerging Markets Strategies Fund Limited    $ 1,827,961   $  2,283,372      2.13%      Monthly
Brevan Howard Fund Limited                                  2,850,000      3,254,962      3.04%      Monthly
WCG Offshore Fund, Ltd.                                     3,250,000      3,683,057      3.43%     Quarterly
Wexford Offshore Spectrum Fund                                 42,262         44,170      0.04%         ++
Woodbine Capital Fund, Ltd.                                 3,050,000      3,211,443      3.00%     Quarterly
                                                          -----------   ------------     -----
   TOTAL MACRO                                             11,020,223     12,477,004     11.64%
                                                          -----------   ------------     -----
FUNDAMENTAL MARKET NEUTRAL:
Level Global, Ltd.                                          3,645,285      3,628,180      3.39%     Quarterly
O'Connor Global Fundamental Market Neutral Long/Short
   Limited                                                  3,571,712      4,826,426      4.50%      Monthly
                                                          -----------   ------------     -----
   TOTAL FUNDAMENTAL MARKET NEUTRAL                         7,216,997      8,454,606      7.89%
                                                          -----------   ------------     -----
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund             252,255        181,750      0.17%         ++
Broad Peak Fund, Ltd.                                       3,300,000      3,093,374      2.89%     Quarterly
Citadel Kensington Global Strategies Fund, Ltd.               377,960        388,949      0.36%     Quarterly
Sandleman Partners Multi-Strategy Fund, Ltd.                   30,844         16,767      0.02%         +
                                                          -----------   ------------     -----
   TOTAL MULTI-STRATEGY RELATIVE VALUE                      3,961,059      3,680,840      3.44%
                                                          -----------   ------------     -----
STRUCTURED CREDIT:
Cerberus International SPV, Ltd.                            3,584,746      3,040,480      2.84%         +
Dune Capital International, Ltd.                              233,875        165,142      0.15%         +
Fortress Value Recovery Fund I Ltd.                           166,925         51,474      0.05%         ++
Petra Offshore Fund L.P.(1)                                 1,950,000             --      0.00%    Quarterly***
Sorin Offshore Fund, Ltd.                                      75,142         66,211      0.06%         +
                                                          -----------   ------------     -----
   TOTAL STRUCTURED CREDIT                                  6,010,688      3,323,307      3.10%
                                                          -----------   ------------     -----
FIXED INCOME RELATIVE VALUE:
Pelagus Capital Fund Inc.                                   1,100,000      1,100,863      1.03%      Monthly
The Drake Absolute Return Fund, Ltd.                          257,932        176,447      0.16%         +
                                                          -----------   ------------     -----
   TOTAL FIXED INCOME RELATIVE VALUE                        1,357,932      1,277,310      1.19%
                                                          -----------   ------------     -----
CREDIT:
Latigo Offshore Ltd.                                           56,926         71,509      0.06%         +
                                                          -----------   ------------     -----
   TOTAL PORTFOLIO FUNDS                                   93,968,196    103,218,333     96.29%
                                                          -----------   ------------     -----

               Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.

                                  June 30, 2010

                                                                                         %* OF
                                                                                       MEMBERS'
PORTFOLIO FUND                                               COST           VALUE       CAPITAL    LIQUIDITY**
--------------                                           ------------   ------------   --------   -------------
CASH & CASH EQUIVALENTS:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%(2)     $  6,453,572   $  6,453,572      6.02%       Daily
Western Asset/Citi Institutional U.S. Treasury
   Reserves, Cl A, 0.02%(2)                                   955,677        955,677      0.89%       Daily
                                                         ------------   ------------    ------
   TOTAL CASH & CASH EQUIVALENTS                            7,409,249      7,409,249      6.91%
                                                         ------------   ------------    ------
   TOTAL INVESTMENTS                                     $101,377,445   $110,627,582    103.20%
                                                         ============   ============    ======

* Percentages are based on Members' Capital at the end of period of $107,191,515.

**   Liquidity terms shown apply after lock-up provisions.

***  Portfolio Fund restricted redemptions on June 30, 2010.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.

++ The Master Fund's remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated.

(1) Valuation reflects a fair valuation methodology recommended by the Adviser and approved by the Valuation Committee of the Board of Managers of the Master Fund.

(2)  The rate shown is the 7-day effective yield as of June 30, 2010.

At June 30, 2010, the aggregate cost of investments for tax purposes was $93,968,196. Net unrealized appreciation on investments for tax purposes was $9,250,137 consisting of $12,990,625 of gross unrealized appreciation and $(3,740,488) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.29% Members' Capital, have been fair valued.

The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of June 30, 2010.

                                           LEVEL 1      LEVEL 2       LEVEL 3         TOTAL
                                         ----------   -----------   -----------   ------------
Investments in Portfolio Funds           $       --   $57,177,928   $46,040,405   $103,218,333
Investments in Cash & Cash Equivalents    7,409,249            --            --      7,409,249
                                         ----------   -----------   -----------   ------------
TOTAL                                    $7,409,249   $57,177,928   $46,040,405   $110,627,582
                                         ==========   ===========   ===========   ============

               Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                  June 30, 2010

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                    INVESTMENTS IN
                                                   PORTFOLIO FUNDS
                                                   ---------------
BALANCE AS OF 3/31/10                                $47,105,000
Realized gain/(loss)                                     (65,263)
Change in unrealized appreciation/(depreciation)      (1,267,710)
Net purchase/(sales)                                   1,902,025
Net transfers in/and or out of Level 3                (1,633,647)
                                                     -----------
BALANCE AS OF 6/30/10                                $46,040,405
                                                     ===========

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Robeco-Sage Multi-Strategy TEI Master
                                        Fund, L.L.C.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: August 30, 2010


By (Signature and Title)*               /s/ Matthew J. Davis
                                        ----------------------------------------
                                        Matthew J. Davis
                                        Chief Financial Officer

Date: August 30, 2010

* Print the name and title of each signing officer under his or her signature.